Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short term employee benefits	¥ 7,875	¥ 1,241	¥ 1,810
Equity-settled share-based payment expenses	14,269
Post employment benefits	356	369	430
Total compensation paid to key management personnel	¥ 22,500	¥ 1,610	¥ 2,240